SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
SUBSEQUENT EVENTS
40.	SUBSEQUENT EVENTS

On September 27, 2019, the Company entered a share purchase agreement with a third party to sell a subsidiary in Greece with a price of US$1.0. This transaction was completed on January 29, 2020.

In December 2019, there was a global outbreak of a new strain of coronavirus (COVID-19), which was later declared as a pandemic by the World Health Organization in March 2020. The continued spread of COVID-19 throughout the world has led to disruption in the global commercial activities and volatility in the global capital markets. It is possible that the continued spread of COVID-19 could cause an economic slowdown or recession, or cause other unpredictable events, each of which could adversely affect our business, results of operations or financial condition. Since the Company operates IPP solar parks in Asia, Europe and American regions, the Company might experience other potential impact as a result of COVID-19, including but not limited to cost of capital increasing, the ability to access the capital market, supply chains of EPC, and adversely impact on construction process due to the lockdown decision from local government. As at the date of this report, all employees over the world keep working at office or at home based on the local governments’ guidance. The construction of IPP solar parks and project financing in Japan, the Company’s main expanding region, are under process as planned. Even though the efficiency of both construction and financing might be affected to some level by the lockdown decisions from local authorities, but the Company is cooperating well with both parties due to our abilities and reputation. In Europe and American region, the IPP solar parks are operating normally, and O&M service are providing through remote inspection and monitoring. To date, the Company did not bear any other material costs or expenses because of the COVID-19. Management believes that it is taking appropriate steps to mitigate any potential impact to the Company; however, given the uncertainty regarding the potential effects of the COVID-19 pandemic, any future impacts cannot be quantified or predicted with specificity.